Note 22 - Share Capital	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
22	SHARE CAPITAL

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Issued and fully paid
77,535,770 ordinary shares of 10 pence each (2017: 49,509,394 ordinary shares of 1 pence each)	12,641	8,667

The Company has
one
class of ordinary share which carry
no
right to fixed income.

On
September 25, 2017
the Company completed a share consolidation following a resolution duly passed at the Company’s Shareholders General Meeting (the “
General Meeting
”). The share consolidation was effected to bring the number of ordinary shares in issue in line with comparable London Stock Exchange listed companies. The
495,667,540
ordinary shares of
£0.01
per share (the “
Original Shares
”) were consolidated and divided into
49,566,754
new ordinary shares of
£0.10
each (the “
Consolidated Shares
”). The Consolidated Shares have the same rights and are subject to the same restrictions (same as to par value) as the Original Shares.

In the event that the number of Original Shares attributable to a shareholder was not
exactly divisible by
10,
the consolidation generated an entitlement to a fraction of a Consolidated Share and the Company, pursuant to its articles of association (as amended at the General Meeting), sold the Consolidated Shares representing the fractions on behalf of the selling shareholder for the best price reasonably obtained to any person (including the Company) and distribute the proceeds of sale, in due proportion, among those selling shareholders. In the event that the net proceeds of the sale attributable to a selling shareholder amounted to
£5.00
or less, the Company’s board of directors was of the view that, as a result of the disproportionate costs involved in distributing small sums to shareholders, it would not
be in the best interests of the Company to distribute such proceeds of sale, which instead were retained for the benefit of the Company.

The number of shares subject to all outstanding options and restricted stock units have been consolidated on the same
10:1
basis, except where the consolidation resulted in rights to acquire fractional Consolidated Shares, the Consolidated Shares were rounded down to the nearest whole Consolidated Share. In the case of options, the per share exercise price payable by option holders on exercise of an option was multiplied by
10
so that the total exercise price payable by each option holder to acquire Consolidated Shares is the same as what the total exercise price payable by each option holder would have been to acquire Original Shares.

During the current year
28,026,376
shares were issued, of which
26,048,596
shares related to the acquisition of YuMe,
1,660,569
shares related to the acquisition of RadiumOne,
255,633
shares related to the exercise of employee share options and
61,578
related to the issuance of restricted stock units (
2017:
9,063,107
shares were issued, of which
8,823,541
shares related to the acquisition of Perk,
158,830
shares related to exercise of employee share options and
80,736
shares related to restricted stock units).